Schedule H, Line 4a - Schedule of Participant Contributions (Details) - EBP 002 [Member]	Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Asset Held For Investment Participant Loan After Deemed Distribution	$ 2,303,194
EBP, Assets Held for Investment Subtotal	$ 189,305,981